NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 07, 2024	Nov. 30, 2025 shares	Dec. 31, 2025 USD ($) Segment $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) Segment	Jun. 30, 2025 USD ($) Segment $ / shares	Jun. 30, 2024 USD ($) Segment $ / shares	Aug. 31, 2023 USD ($)
Foreign currency transaction gain loss					$ 355,000	$ (1,573,000)	$ 316,000	$ 90,000
Cash and cash equivalents			$ 0		0		0	0
Prepaid expenses			7,127,293		7,127,293		8,334,046
Prepaid expenses noncurrent			7,347,310		7,347,310		10,925,835
Deferred offering cost							291,773	27,117
GST tax receivable			$ 16,994		$ 16,994		$ 5,302	$ 2,950
Common stock, par value | $ / shares			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Research and development costs			$ 19,961	$ 54,388	$ 80,162	$ 116,102	$ 223,721	$ 248,102
Beneficial ownership conversion description					Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
Number of operating segments | Segment			1			1	1	1
Reverse stock split	one post-split share per sixty thousand pre-split shares (1:60,000)
Refundable advance deposit									$ 120,958
Allowance for recoverability of refundable advance deposit								$ 120,958
Research and development tax credit							$ 0	$ 129,132
Series C Warrant [Member]
Warrants issued | shares		9,900